RESERVES (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Disclosure of reserves within equity [abstract]
Percentage of reserves of subsidiary registered capital	50.00%
Enterprise Reserve Fund	$ 2,903
Enterprise Expansion Fund	$ 22,506